UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651
 John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

 Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

 Boston, Massachusetts 02210

 (Name and address of agent for service)

 Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31
Date of reporting period:	August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

High Income Fund

8.31.2005 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock

High Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 88.66%					$21,404,064
(Cost $20,490,357)

Advertising 1.06%					255,000

Lamar Media Corp.,
Sr Sub Note (S)	6.625	08-15-15	B	250	255,000

Aluminum 1.04%					250,625

Novelis, Inc.,
Sr Note (Canada) (S)	7.250	02-15-15	B	250	250,625

Apparel Retail 1.33%					321,750

Oxford Industries, Inc.,
Sr Note	8.875	06-01-11	B	300	321,750

Broadcasting & Cable TV 10.89%					2,628,886

Allbritton Communications Co.,
Sr Sub Note	7.750	12-15-12	B-	350	352,187
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.,
Sr Note	10.750	10-01-09	CCC-	400	340,000
CSC Holdings, Inc.,
Sr Sub Deb	10.500	05-15-16	B+	250	270,625
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr Note	8.375	03-15-13	BB-	156	171,210
Innova S. de R.L.,
Note (Mexico)	9.375	09-19-13	B+	315	357,525
Sinclair Broadcast Group, Inc.,
Sr Sub Note	8.000	03-15-12	B	400	412,500
TCI Communications, Inc.,
Sr Deb	7.875	08-01-13	BBB	300	354,264
XM Satellite Radio, Inc.,
Sr Sec Note	12.000	06-15-10	CCC+	324	370,575

Building Products 1.02%					246,150

Celulosa Arauco y Constitucion S.A.,
Note (Chile)	5.125	07-09-13	BBB+	250	246,150

Casinos & Gaming 13.00%					3,138,041

Chukchansi Economic Development Auth.,
Sr Note (G)(S)	14.500	06-15-09	Caa1	350	425,250
Isle of Capri Casinos, Inc.,
Sr Sub Note	9.000	03-15-12	B	200	214,000
Jacobs Entertaiment, Inc.,
Gtd Sr Sec Note	11.875	02-01-09	B	250	268,125
Mandalay Resort Group,
Sr Sub Note	9.375	02-15-10	BB-	50	55,688

John Hancock

High Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Mashantucket West Pequot,
Bonds (S)	5.912	09-01-21	BBB-	300	312,000
Mohegan Tribal Gaming Auth.,
Sr Sub Note	8.000	04-01-12	B+	250	266,250
Sr Sub Note	7.125	08-15-14	B+	100	105,000
Sr Sub Note	6.375	07-15-09	B+	250	253,750
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	350	380,188
Penn National Gaming, Inc.,
Sr Sub Note	6.750	03-01-15	B	100	99,000
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas)	8.875	08-15-11	B	60	63,900
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	12-15-10	B+	300	315,750
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	B+	356	379,140

Commodity Chemicals 1.98%					478,000

Braskem S.A.,
Note (Brazil) (S)	11.750	01-22-14	BB-	400	478,000

Construction Materials 1.21%					293,250

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	300	293,250

Diversified Banks 3.17%					765,832

Corporacion Andina de Fomento,
Note (Supranational)	5.200	05-21-13	A	400	409,221
Sumitomo Mitsui Banking Corp., (New York Branch),
Sub Note Tier II (Japan)	8.000	06-15-12	BBB+	300	356,611

Diversified Chemicals 1.25%					303,000

Nova Chemicals Corp.,
Sr Note (Canada)	7.000	05-15-06	BB+	300	303,000

Diversified Commercial Services 1.54%					372,673

Noble Group Ltd.,
Sr Note (Bermuda) (S)	6.625	03-17-15	BB+	400	372,673

Diversified Financial Services (Other) 1.19%					286,787

Glencore Funding LLC,
Gtd Note (S)	6.000	04-15-14	BBB-	300	286,787

Electric Utilities 5.09%					1,228,181

Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)	8.625	04-30-13	BBB-	332	363,407
Empresa Nacional de Electicidad S.A.,
Bond (Chile)	7.875	02-01-27	BBB-	500	556,524
PSE&G Energy Holdings LLC,
Sr Note	7.750	04-16-07	BB-	300	308,250

John Hancock

High Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Electrical Components & Equipment 1.32%					319,725

L-3 Communications Corp.,
Sr Sub Note (S)	6.375	10-15-15	BB+	315	319,725

Environmental Services 1.76%					424,102

Allied Waste North America, Inc.,
Sr Note Ser B	9.250	09-01-12	BB-	93	101,602
Casella Waste Systems, Inc.,
Sr Sub Note	9.750	02-01-13	B	300	322,500

Food Retail 1.54%					371,100

Del Monte Corp.,
Sr Sub Note	8.625	12-15-12	B	237	257,145
Dole Food Co., Inc.,
Sr Note	8.875	03-15-11	B+	107	113,955

Foreign Government 12.10%					2,922,240

Brazil, Federal Republic of,
Global Bond (Brazil)	10.250	01-11-06	BB-	500	510,000
Colombia, Republic of,
Bond (Colombia)	9.750	04-09-11	BB+	737	832,840
Mexican States, United,
Global Med Term Note (Mexico)	8.375	01-14-11	BBB	150	174,900
Panama, Republic of,
Note (Panama)	7.250	03-15-15	BB	400	434,000
Peru, Republic of,
Bond (Peru)	9.125	01-15-08	BB	300	328,500
Philippines, Republic of,
Bond (Philippines)	9.375	01-18-17	BB-	300	324,000
Venezuela, Republic of,
Bond (Venezuela)	8.500	10-08-14	B+	300	318,000

Hotels, Resorts & Cruise Lines 1.37%					332,250

Starwood Hotels and Resorts Worldwide, Inc.,
Sr Note	7.875	05-01-12	BB+	300	332,250

Industrial Machinery 1.73%					418,000

Manitowoc Co., Inc., (The)
Sr Note	7.125	11-01-13	B+	400	418,000

Integrated Oil & Gas 1.82%					439,800

Pemex Project Funding Master Trust,
Gtd Note (Mexico)	8.500	02-15-08	BBB	300	327,000
Gtd Note (Mexico)	7.375	12-15-14	BBB	100	112,800

Leisure Facilities 1.32%					318,000

Cinemark USA, Inc.,
Sr Sub Note	9.000	02-01-13	B-	300	318,000

Leisure Products 1.76%					424,000

Gaylord Entertainment Co.,
Sr Note	8.000	11-15-13	B-	400	424,000

John Hancock

High Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Metal & Glass Containers 3.27%					788,550

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	300	319,500
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	300	321,000
Gtd Sr Sec Note	8.875	02-15-09	BB-	140	148,050

Multi-Utilities & Unregulated Power 0.42%					100,950

Salton Sea Funding Corp.,
Sr Sec Note Ser C	7.840	05-30-10	BB+	44	47,286
Sr Sec Bond Ser F	7.475	11-30-18	BB+	48	53,664

Oil & Gas Drilling 1.33%					322,500

Ocean Rig Norway A.S.,
Gtd Sr Note (Norway) (S)	8.375	07-01-13	B-	300	322,500

Oil & Gas Exploration & Production 2.78%					670,680

Chesapeake Energy Corp.,
Sr Note	7.750	01-15-15	BB-	300	322,500
Sr Note	6.875	01-15-16	BB-	336	348,180

Paper Packaging 2.10%					506,750

Stone Container Corp.,
Sr Note	9.250	02-01-08	B	200	208,250
Sr Note	8.375	07-01-12	B	300	298,500

Paper Products 2.67%					643,750

Longview Fibre Co.,
Sr Sub Note	10.000	01-15-09	B+	125	132,500
MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	500	511,250

Real Estate Investment Trusts 1.68%					405,000

Omega Healthcare Investors, Inc.,
Sr Note	7.000	04-01-14	BB-	400	405,000

Regional Banks 0.75%					180,223

Colonial Bank,
Sub Note	9.375	06-01-11	BBB-	150	180,223

Specialized Finance 0.57%					137,700

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	B-	135	137,700

Tobacco 1.53%					369,250

Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)	10.625	09-01-08	B	350	369,250

John Hancock

High Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Wireless Telecommunication Service 3.07%					741,319

Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)	Zero	12-01-06	C	250	101,250
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	A-	400	432,004
Nextel Partners, Inc.,
Sr Note	12.500	11-15-09	B-	194	208,065

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 0.16%					$37,455
(Cost $32,589)

Wireless Telecommunication Service 0.16%					37,455

Rural Cellular Corp., 11.3750% Ser B			Ca	33	37,455

	Interest		Credit	Par value
Issuer, description, maturity date	rate (%)		rating (A)	($000)	Value
Short-term investments 11.18%					$2,700,000
(Cost $2,700,000)

Government U.S. Agency 11.18%					2,700,000

Federal Home Loan Bank,
Disc Note 9-1-05	Zero		AAA	2,700	2,700,000

Total investments 100.00%					$24,141,519

John Hancock High Income Fund

Footnotes to Schedule of Investments

August 31, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(G)	Security rated internally by John Hancock Advisers, LLC.

(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,881,057 or 20.22% of the Fund's total investments as of August 31, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2005, including short-term investments, was $23,222,946. Gross unrealized appreciation and depreciation of investments aggregated $1,202,008 and $283,435, respectively, resulting in net unrealized appreciation of $918,573.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

Richard P. Chapman, Jr.*

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

†Non-Independent Trustee

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment Adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor

John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Income Fund.

720Q1 8/05
10/05

JOHN HANCOCK

Strategic Income Fund

8.31.2005 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock

Strategic Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 76.22%					$1,170,488,812
(Cost $1,036,055,624)

Airlines 0.00%					7,500

Jet Equipment Trust,
Equipment Trust Ctf Ser 95B2
(B)(G)(H)(S)	10.910	08-15-14	D	1,500	7,500

Aluminum 0.06%					1,002,500

Novelis, Inc.,
Sr Note (Canada) (S)	7.250	02-15-15	B	1,000	1,002,500

Broadcasting & Cable TV 2.14%					32,894,441

Allbritton Communications Co.,
Sr Sub Note	7.750	12-15-12	B-	4,800	4,830,000
Callahan Nordhein-Westfallen GmbH,
Sr Note (Germany) (B)(C)(G)(H)	14.125	07-15-11	D	1,430	42,560
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.,
Sr Note	10.750	10-01-09	CCC-	3,600	3,060,000
CSC Holdings, Inc.,
Sr Sub Deb	10.500	05-15-16	B+	3,450	3,734,625
Innova S. de R.L.,
Note (Mexico)	9.375	09-19-13	BB-	5,685	6,452,475
Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)	7.250	12-15-11	BB+	6,750	6,060,456
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note	8.000	03-15-12	B	4,625	4,769,531
XM Satellite Radio, Inc.,
Sr Sec Note	12.000	06-15-10	CCC+	3,449	3,944,794

Casinos & Gaming 2.89%					44,471,876

Chukchansi Economic Development Authority,
Sr Note (G)(S)	14.500	06-15-09	Caa1	4,875	5,923,125
Isle of Capri Casinos, Inc.,
Sr Sub Note	9.000	03-15-12	B	4,500	4,815,000
Jacobs Entertainment, Inc.,
Gtd Sr Sec Note	11.875	02-01-09	B	4,550	4,879,875
Mandalay Resort Group,
Sr Sub Note (L)	9.375	02-15-10	B+	3,850	4,287,938
Mohegan Tribal Gaming Authority,
Sr Sub Note	8.000	04-01-12	B+	4,450	4,739,250
Sr Sub Note	7.125	08-15-14	B+	800	840,000
Sr Sub Note	6.375	07-15-09	B+	3,750	3,806,250
MTR Gaming Group, Inc.,
Sr Note Ser B	9.750	04-01-10	B+	3,150	3,421,688

John Hancock

Strategic Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Penn National Gaming, Inc.,
Sr Sub Note	6.750	03-01-15	B	2,800	2,772,000
Seneca Gaming Corp.,
Sr Sec Note	7.250	05-01-12	BB-	500	520,000
Sun International Hotels Ltd.,
Sr Sub Note (Bahamas)	8.875	08-15-11	B	1,625	1,730,625
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	B+	6,325	6,736,125

Commodity Chemicals 0.45%					6,881,000

Braskem S.A.,
Note (Brazil) (S)	11.750	01-22-14	BB-	2,800	3,346,000
Nova Chemicals Corp.,
Sr Note (Canada) (L)	7.000	05-15-06	BB+	3,500	3,535,000

Construction Materials 0.06%					977,500

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	1,000	977,500

Diversified Banks 0.76%					11,649,828

Corporacion Andina de Fomento,
Note (Venezuela)	5.200	05-21-13	A	2,600	2,659,935
Landwirtschaftliche Rentenbank,
Gtd Note (Japan) (D)	0.650	09-30-08	AAA	987,000	8,989,893

Electric Utilities 1.10%					16,870,726

Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)	8.625	04-30-13	BBB-	3,818	4,179,175
Empresa Nacional de Electicidad S.A.,
Bond (Chile)	7.875	02-01-27	BBB-	4,500	5,008,711
Midland Funding Corp. II,
Deb Ser B	13.250	07-23-06	BB-	4,134	4,394,840
PSE&G Energy Holdings LLC,
Note	7.750	04-16-07	BB-	3,200	3,288,000

Foreign Government 61.99%					951,935,973

Australia, Government of,
Bond (Australia) (D)	7.500	09-15-09	AAA	71,245	58,324,495
Bonos Y Oblig Del Estado,
Bond (Spain) (C)	5.350	10-31-11	AAA	18,930	26,651,329
Bond (Spain) (C)	5.000	07-30-12	AAA	10,000	13,940,588
Bond (Spain) (C)	4.200	07-30-13	AAA	20,500	27,418,659
Brazil, Federative Republic of,
Bond (Germany) (D)	8.000	02-26-07	BB-	7,800	5,197,057
Bond (Germany) (D)	7.000	04-23-08	BB-	10,000	6,641,514
Bond (Japan) (D)	4.750	04-10-07	BB-	1,200,000	11,252,261
Bond Ser 11BR (Japan) (D)	4.750	04-10-07	BB-	450,000	4,219,598
Bond Ser 11RG (Japan) (D)	4.750	04-10-07	BB-	393,000	3,685,115
Bundesrepublik Deutschland,
Bond (Germany) (C)	5.000	07-04-12	AAA	16,800	23,401,201
Buoni Poliennali Del Tes,
Bond (Italy) (C)	6.750	02-01-07	AA-	5,500	7,190,841
Bond (Italy) (C)	6.000	05-01-31	AA-	11,800	19,578,602

John Hancock

Strategic Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Bond (Italy) (C)	5.250	08-01-11	AA-	23,835	33,199,339
Bond (Italy) (C)	4.750	02-01-13	Aa2	14,250	19,582,093
Canada, Government of,
Bond (Canada) (D)	8.750	12-01-05	AAA	52,000	44,399,798
Bond (Canada) (D)	7.000	12-01-06	AAA	45,000	39,744,382
Bond (Canada) (D)(G)	6.000	09-01-05	AAA	24,500	20,623,016
Bond (Canada) (D)	6.000	06-01-08	AAA	10,000	9,053,447
Bond (Canada) (D)	6.000	06-01-11	AAA	35,050	33,356,944
Bond (Canada) (D)	5.750	06-01-29	AAA	35,525	37,138,142
Bond (Canada) (D)	5.500	06-01-09	AAA	49,000	44,515,310
Bond (Canada) (D)	5.500	06-01-10	AAA	33,425	30,762,478
Bond (Canada) (D)	4.500	09-01-07	AAA	22,000	19,049,878
Treasury Bill (Canada) (D)(G)	Zero	08-10-06	AAA	26,000	21,272,031
Chile, Republic of,
Bond (Chile) (L)	5.500	01-15-13	A	3,000	3,178,200
Colombia, Republic of,
Bond (Colombia)	9.750	04-09-11	BB+	18,308	20,688,860
Note (Colombia) (C)	11.500	05-31-11	BB	14,180	22,845,456
Germany, Federal Republic of,
Bond (Germany) (C)	5.000	01-04-12	AAA	7,450	10,329,674
Ireland, Government of,
Bond (Ireland) (C)	5.000	04-18-13	AAA	13,500	18,993,096
Deb (Ireland) (C)	4.600	04-18-16	AAA	9,500	13,222,377
Japan, Government of,
Bond (Japan) (D)	0.100	10-20-05	AA-	5,590,000	50,306,077
Mexican States, United,
Bond (Mexico)	11.375	09-15-16	BBB	3,800	5,662,000
Note (Mexico)	8.375	01-14-11	BBB	7,200	8,395,200
Note (Mexico) (C)	7.375	03-13-08	BBB	7,560	10,355,744
Note (Mexico)	6.375	01-16-13	BBB	8,650	9,324,700
Treasury Bill Ser BI (Mexico) (D)(G)	Zero	02-02-06	A-	166,000	14,761,596
New Zealand, Government of,
Bond (New Zealand) (D)	6.500	02-15-06	AAA	30,165	20,886,787
Norway, Government of,
Bond (Norway) (D)	6.750	01-15-07	AAA	136,800	22,604,767
Bond (Norway) (D)	6.000	05-16-11	AAA	44,000	7,873,911
Bond (Norway) (D)	5.000	05-15-15	AAA	158,000	27,745,653
Ontario, Province of,
Bond (New Zealand) (D)	5.750	03-03-08	AA	10,600	7,208,071
Deb (Canada) (D)	5.900	03-08-06	AA	30,900	26,393,609
Deb (Canada) (D)	5.000	03-08-14	AA	20,750	18,855,063
Note (New Zealand) (D)	6.250	06-16-15	AA	10,600	7,333,260
Panama, Republic of,
Note (Panama)	7.250	03-15-15	BB	4,400	4,774,000
Peru, Republic of,
Bond (Peru) (L)	9.875	02-06-15	BB	4,350	5,502,750
Bond (Peru)	9.125	01-15-08	BB	5,725	6,268,875
Philippines, Republic of,
Bond (Philippines)	9.375	01-18-17	BB-	7,000	7,560,000
Bond (Philippines) (C)	9.125	02-22-10	BB-	11,550	15,767,298
Venezuela, Republic of,
Note (Venezuela)	8.500	10-08-14	B	3,850	4,081,000
Sr Note (Venezuela) (C)	11.000	03-05-08	B	14,500	20,819,831

John Hancock

Strategic Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Industrial Conglomerates 0.00%					0

Centaur Mining & Exploration Ltd.,
Sr Note (B)(G)(H)	11.000	12-01-07	D	2,500	0

Industrial Machinery 0.18%					2,717,000

Manitowoc Co., Inc.,
Sr Note	7.125	11-01-13	B+	2,600	2,717,000

Integrated Oil & Gas 1.06%					16,230,900

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	3,800	4,455,500
Gtd Note	8.500	02-15-08	BBB	7,000	7,630,000
Gtd Note (L)	7.375	12-15-14	BBB	3,675	4,145,400

Investment Banking & Brokerage 1.15%					17,610,685

General Electric Capital Corp.,
Global Medium-term Note Ser A (New
Zealand) (D)	6.625	02-04-10	AAA	25,300	17,610,685

Metal & Glass Containers 0.69%					10,636,225

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	2,125	2,263,125
Owens-Brockway Glass Container, Inc.,
Sr Note	8.250	05-15-13	B	3,200	3,424,000
Sr Sec Note	8.875	02-15-09	BB-	4,680	4,949,100

Multi-Utilities & Unregulated Power 0.12%					1,817,111

Salton Sea Funding Corp.,
Gtd Sr Sec Bond Ser F	7.475	11-30-18	BB+	868	965,958
Sr Sec Note Ser C	7.840	05-30-10	BB+	803	851,153

Oil & Gas Drilling 0.06%					958,650

Parker Drilling Co.,
Gtd Sr Note Ser B (L)	10.125	11-15-09	B-	913	958,650

Oil & Gas Exploration & Production 0.63%					9,652,136

Chesapeake Energy Corp.,
Sr Note	7.750	01-15-15	BB-	2,500	2,687,500
Sr Note	6.875	01-15-16	BB-	6,721	6,964,636

Paper Packaging 1.19%					18,338,702

Kappa Beheer BV,
Gtd Sr Sub Note (Netherlands) (C)	10.625	07-15-09	B	5,850	7,493,202
MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	4,300	4,396,750
Stone Container Corp.,
Sr Note	9.750	02-01-11	B	1,800	1,878,750
Sr Note	9.250	02-01-08	B	2,000	2,082,500
Sr Note	8.375	07-01-12	B	2,500	2,487,500

John Hancock

Strategic Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Paper Products 0.15%					2,252,500

Longview Fibre Co.,
Sr Sub Note	10.000	01-15-09	B+	2,125	2,252,500

Pharmaceuticals 0.29%					4,499,915

Pfizer, Inc.,
Bond (Japan) (D)	0.800	03-18-08	AAA	495,000	4,499,915

Real Estate Investment Trusts 0.04%					607,500

Omega Healthcare Investors, Inc.,
Sr Note	7.000	04-01-14	BB-	600	607,500

Regional Banks 0.47%					7,157,168

Colonial Bank,
Sub Note	9.375	06-01-11	BBB-	3,650	4,385,438
CSBI Capital Trust I,
Sub Cap Inc Ser A (B)(G)	11.750	06-06-27	B-	2,340	2,771,730

Tobacco 0.32%					4,905,750

Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)	10.625	09-01-08	B	4,650	4,905,750

Wireless Telecommunication Services 0.42%					6,413,226

Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)	14.250	12-01-06	C	4,000	1,620,000
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	A-	2,600	2,808,029
Nextel Partners, Inc.,
Sr Note	12.500	11-15-09	BB-	1,851	1,985,197

Issuer				Shares	Value
Common stocks 1.31%					$20,192,641
(Cost $22,952,636)

Diversified Commercial Services 0.00%					1,027

SpinCycle, Inc. (B)(I)				667	1,027

Food Retail 0.00%					15,400

TLC Beatrice International Holdings, Inc.
(B)(I)(K)				20,000	15,400

Gold 0.51%					7,916,000

Newmont Mining Corp.				200,000	7,916,000

Integrated Telecommunication Services 0.23%					3,457,854

Deutsche Telekom AG, American Depositary
Receipts (Germany)				8,253	157,467
Manitoba Telecom Services, Inc. (I)				910	37,528
Versatel Telecom International N.V.
(Netherlands) (C)(I)				1,189,710	3,262,859

John Hancock

Strategic Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Precious Metals & Minerals 0.30%					4,677,000

Pan American Silver Corp. (Canada) (I)				300,000	4,677,000

Wireless Telecommunication Services 0.27%					4,125,360

NII Holdings, Inc. (I)				44,786	3,413,589
USA Mobility, Inc. (I)				25,267	711,771

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 0.46%					$7,033,450
(Cost $8,038,805)

Environmental Services 0.31%					4,684,000

Allied Waste Industries, Inc., 6.25%, Ser C,
Conv			B	100,000	4,684,000

Marine 0.00%					0

Pacific & Atlantic Holdings, Inc., 7.50%
(B)(G)			CCC	100,913	0

Wireless Telecommunication Services 0.15%					2,349,450

Rural Cellular Corp., 11.375%, Ser B (I)			Ca	2,070	2,349,450

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
U.S. government and agencies securities		17.20%			$264,047,815
(Cost $257,679,172)

Government U.S. 9.41%					144,491,462

United States Treasury,
Bond (L)	9.250	02-15-16	AAA	27,600	39,576,882
Bond (L)	8.125	08-15-19	AAA	17,225	24,236,781
Note (L)	6.125	08-15-07	AAA	67,200	70,095,379
Note (L)	5.000	08-15-11	AAA	10,000	10,582,420

Government U.S. Agency 7.79%					119,556,353

Federal Home Loan Bank,
Bond	4.000	03-10-08	AAA	14,300	14,245,345
Bond	3.200	11-29-06	AAA	7,625	7,551,846
Federal Home Loan Mortgage Corp.,
Note	5.020	03-22-12	AAA	12,250	12,256,554
Note	4.625	08-22-08	AAA	15,000	15,044,895
Note	3.800	06-28-07	AAA	14,750	14,688,522
Note	3.350	11-09-07	AAA	12,000	11,834,364
Federal National Mortgage Assn.,
Note (L)	3.250	06-28-06	AAA	19,940	19,817,848
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	5.500	05-15-33	AAA	8,645	8,821,031
Tennessee Valley Authority,
Bond	4.875	12-15-16	AAA	14,500	15,295,948

John Hancock

Strategic Income Fund
Securities owned by the Fund on
August 31, 2005 (unaudited)

Issuer			Shares	Value
Warrants 0.00%				$70,439
(Cost $647,943)

Integrated Telecommunication Services 0.00%				70,439

COLT Telecom Plc (United Kingdom) (B)(I)(S)			5,000	50,809
NTL, Inc.			28,043	19,630

		Interest	Par value
Issuer, description, maturity date		rate (%)	($000)	Value
Short-term investments 4.81%				$73,835,000
(Cost $73,835,000)

Joint Repurchase Agreement 4.81%				73,835,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated
08-31-05 due 09-01-05 (secured by U.S.
Treasury Inflation Indexed Note 1.875% due
07-15-13)		3.550	73,835	73,835,000

Total investments	100.00%			$1,535,668,157

John Hancock
Strategic Income Fund
Forward foreign currency exchange contracts

August 31, 2005 (unaudited)

	Principal amount
Currency	covered by contract	Expiration month	Appreciation

SELLS
Euro	209,855,000	September 2005	$1,484,950
New Zealand Dollar	159,400,000	September 2005	$1,972,991

			$3,457,941

Forward foreign currency exchange contracts

John Hancock

Strategic Income Fund

Footnotes to Schedule of Investments

August 31, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B)	This security is fair valued in good faith under procedures established by the Board of Trustees.

(C)	Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(D)	Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G)	Security rated internally by John Hancock Advisers, LLC.

(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I)	Non-income-producing security.

(K)	Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L)	All or a portion of this security is on loan as of August 31, 2005.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $27,128,484 or 1.77% of the Fund's total investments as of August 31, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar-denominated, unless indicated otherwise.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2005, including short-term investments, was $1,399,209,180. Gross unrealized appreciation and depreciation of investments aggregated $158,294,922 and $21,835,945, respectively, resulting in net unrealized appreciation of $136,458,977.

Footnotes to Schedule of Investments - Page 1

John Hancock
Strategic Income Fund
Direct Placement Securities
August 31, 2005 (unaudited)
			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	total investments	8/31/05

TLC Beatrice International Holdings, Inc.,
Common Stock	11-25-87	$54,400	0.00%	$15,400

Direct Placement Securities

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

Richard P. Chapman, Jr.*

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

†Non-Independent Trustee

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment Adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor

John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us

Internet www.jhfunds.com

Mail

Regular mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Express mail:
John Hancock Signature Services, Inc.
Mutual Fund Image Operations
380 Stuart Street
Boston, MA 02116

Phone

Customer service representatives	**1-800-225-5291**
24-hour automated information	**1-800-338-8080**
TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q1 8/05
10/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2005

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: October 27, 2005